Income Taxes (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Income (loss) before income tax	$ (2,674,000)	$ (3,102,000)	$ (5,695,000)	$ (6,090,000)	$ (9,111,000)	$ (6,967,000)	$ 17,776,000
Israeli corporate income tax rate					25.00%	25.00%	26.50%
Theoretical income tax expenses (benefit)					$ (2,278,000)	$ (1,742,000)	$ 4,711,000
Valuation allowance for deferred tax					2,278,000	1,109,000
Tax rates differences						725,000	(1,659,000)
Previous year						1,054,000
Other, net					0	(60,000)	(29,000)
Income tax expenses		$ 11,000		$ 23,000		$ 1,086,000	$ 3,023,000